Majore Shareholder Balance (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 29, 2022	Jun. 29, 2021	Dec. 31, 2022
Disclosure Of Majore Shareholder Balance [Abstract]
Total loan amount	$ 1,000,000
Annual interest rate	12.00%
Granted shares (in Shares)	515,233
Warrant shares (in Shares)	515,233
Exercise price per share (in Dollars per share)	$ 1.94	$ 218.75
Total loan amount			$ 765
Accrued interest rate			12.00%
Loan amount			$ 230,000